Earnings Per Share - Summary of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Net (loss) / profit	$ (826)	$ 2,348	$ (1,312)
Weighted average number of shares outstanding	391,952,016	392,088,496	391,722,944
Basic earnings per share	$ (2.11)	$ 5.99	$ (3.35)
Diluted earnings per share	$ (2.11)	$ 5.99	$ (3.35)